Condensed Financial Information of The Parent Company (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheets
	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
ASSETS
Current assets
Cash and cash equivalents	35	183	28
Prepaid expenses and other current assets	-	392	60
Amounts due from subsidiaries	-	236,403	36,231
Total current assets	35	236,978	36,319

Non-current assets
Investments in subsidiaries and consolidated VIE	174,525	359,394	55,081

TOTAL ASSETS	174,560	596,372	91,400

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Amounts due to subsidiaries	34	-	-
Warrant liabilities	-	29,558	4,530
Current portion of contingent consideration – earn-out liability	-	92,183	14,128
Total current liabilities	34	121,741	18,658
Non-current liabilities
Contingent consideration – earn-out liability	-	15,116	2,317
Total liabilities	34	136,857	20,975

Shareholders’ equity
Ordinary share, no par value, unlimited shares authorized, 19,400,000 and 27,037,302 shares issued and outstanding as of December 31, 2019 and 2020, respectively	9,664	(96,349)	(14,766)
Shares to be issued	-	200,100	30,667
Statutory reserves	12,059	18,352	2,813
Retained earnings	152,803	322,610	49,442
Accumulated other comprehensive income	-	14,802	2,269
Total shareholder’s equity	174,526	459,515	70,425

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	174,560	596,372	91,400

Schedule of statements of comprehensive loss
	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Equity income of subsidiaries	106,740	149,918	184,869	28,333
General administrative expense and others	-	-	1,395	214
Change in fair value of warrant liabilities	-	-	3,904	597
Change in fair value of contingent consideration	-	-	(14,068)	(2,156)
Net income	106,740	149,918	176,100	26,988
Other comprehensive income - foreign currency translation adjustment	-	-	14,802	2,269
Comprehensive income attributable to the Company’s shareholders	106,740	149,918	190,902	29,257

Schedule of statements of cash flows
	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Cash flows from operating activities
Net income	106,740	149,918	176,100	26,988
Equity in earning of subsidiaries	(106,740)	(149,918)	(184,869)	(28,332)
Change in fair value of warrant liabilities	-	-	(3,904)	(598)
Change in fair value of contingent consideration	-	-	14,068	2,156
Changes in operating assets and liabilities	-	-	-	-
Prepaid expense and other current assets	-	-	(392)	(60)
Net cash provided by operating activities	-	-	1,003	154

Cash flows from investing activities
Proceeds from subsidiaries	238,500	136,953	-	-
Net cash provided by investing activities	238,500	136,953	-	-

Cash flows from financing activities
Dividends distribution to shareholders	(228,500)	(104,590)	-	-
Capital distribution due to reorganization	(10,000)	(32,328)	-	-
Due to related parties	-	-	(26,590)	(4,075)
Net cash acquired in the reverse recapitalization	-	-	32,659	5,005
Payment of listing costs	-	-	(6,924)	(1,061)
Net cash used in financing activities	(238,500)	(136,918)	(855)	(131)

Net increase in cash and cash equivalents	-	35	148	23
Cash and cash equivalents at beginning of the year	-	-	35	5
Cash and cash equivalents at end of the year	-	35	183	28